Condensed Financial Information of the Parent Company - Schedule of Balance Sheet (Details) - Parent Company [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	¥ 2	¥ 1
Prepaid expenses and other current assets	26,516	25,924
Inter-company receivable	466,289	444,934
Non-current assets
Investment in subsidiaries	(563,937)	(43,653)
Total assets	(71,130)	427,206
Current liabilities
Inter-company payable	(324)	2,886
Other payables and accrued liabilities	38,951	32,794
Total liabilities	61,533	59,408
Shareholders’ equity
Preference share, par value US$0.001; Authorized:1,000,000 shares; none issued and outstanding As of March 31, 2024 and 2025, respectively
Ordinary shares, par value US$0.001; Authorized:99,000,000 shares; Issued and outstanding: 1,568,456 shares as of March 31,2024 and 3,604,015 shares as of March 31, 2025	26	278
Additional paid-in capital	732,909	573,881
Accumulated deficit	(878,915)	(208,828)
Accumulated other comprehensive income	13,317	2,733
Total shareholders’ equity	(132,663)	367,798
Total liabilities and shareholders’ equity	(71,130)	427,206
Related Party
Current liabilities
Due to related parties	¥ 22,906	¥ 23,728